Restructuring (Tables)	6 Months Ended
Jun. 30, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Expenses
Restructuring expenses, which are comprised primarily of employee termination costs and non-cash
asset impairments, were recorded in the following financial statement lines within the condensed consolidated statements of net loss and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Cost of Revenues	$160	$—	$160	$—
General and Administrative	$276	$—	$276	$—
Selling & Marketing	$143	$—	$143	$—
Research & Development	$19	$—	$19	$—

Summary of Activity in Liability Related to Workforce Reduction Employee Termination Costs
The following table summarizes activity in the liability related to the Company’s workforce reduction employee termination costs (in thousands):

Liability balance at December 31, 2021	$—
Charges	445
Payments	—

Liability balance at June 30, 2022	$445